Goodwill and Intangible Assets, Net - Components of Intangible Assets (Detail) - Rocket Lab USA, Inc. - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Intangible Assets [Line Items]
Gross Carrying Amount	$ 15,568	$ 15,021	$ 2,588
Accumulated Amortization	(4,879)	(3,672)	(1,259)
Net Carrying Amount	10,689	11,349	1,329
In Process Research and Development [Member]
Disclosure Of Intangible Assets [Line Items]
Gross Carrying Amount	113	110
Accumulated Amortization	0
Net Carrying Amount	113	110
Developed Technology [Member]
Disclosure Of Intangible Assets [Line Items]
Gross Carrying Amount	10,414	10,090
Accumulated Amortization	(1,748)	(973)
Net Carrying Amount	8,666	9,117
Capitalized Software [Member]
Disclosure Of Intangible Assets [Line Items]
Gross Carrying Amount	3,758	3,541	2,259
Accumulated Amortization	(2,683)	(2,379)	(1,118)
Net Carrying Amount	1,075	1,162	1,141
Customer Relationships [Member]
Disclosure Of Intangible Assets [Line Items]
Gross Carrying Amount	679	658
Accumulated Amortization	(266)	(148)
Net Carrying Amount	413	510
Non-compete agreement [Member]
Disclosure Of Intangible Assets [Line Items]
Gross Carrying Amount	226	219
Accumulated Amortization	(67)	(37)
Net Carrying Amount	159	182
Capitalized Intellectual Property [Member]
Disclosure Of Intangible Assets [Line Items]
Gross Carrying Amount	225	199	329
Accumulated Amortization	(66)	(51)	(141)
Net Carrying Amount	159	148	$ 188
Trademark and Trade names [Member]
Disclosure Of Intangible Assets [Line Items]
Gross Carrying Amount	153	149
Accumulated Amortization	(49)	(29)
Net Carrying Amount	$ 104	120
Backlog [Member]
Disclosure Of Intangible Assets [Line Items]
Gross Carrying Amount		55
Accumulated Amortization		$ (55)